Document and Entity Information Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	001-42771
Entity Registrant Name	SHOULDER INNOVATIONS, INC.
Entity Central Index Key	0001699350
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0538764
Entity Address, Address Line One	1535 Steele Avenue SW, Suite B
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49507
City Area Code	(616)
Local Phone Number	294-1026
Written Communications	false
Soliciting Material	false
Entity Emerging Growth Company	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SI
Security Exchange Name	NYSE
Entity Ex Transition Period	false